Aasgard Dividend Growth Small & Mid-Cap Fund
Aasgard Dividend Growth Small & Mid-Cap Fund
Investment Objectives
The Aasgard Fund seeks a combination of dividend income and capital appreciation, with a secondary focus on lower than market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Aasgard Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Aasgard Dividend Growth Small & Mid-Cap Fund No Load Class USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aasgard Dividend Growth Small & Mid-Cap Fund No Load Class
Management Fees	0.85%
Other Expenses	1.17%	[1]
Total Annual Fund Operating Expenses	2.02%
Less: Fee Waiver and Expense Reimbursement	(0.77%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Coldstream Capital Management, Inc., marketed as, "Coldstream Wealth Management" (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to ensure Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least July 28, 2017, and may be terminated only by the Board of Trustees (the "Board") of the Trust. The Advisor may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Aasgard Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Aasgard Dividend Growth Small & Mid-Cap Fund | No Load Class | USD ($)	127	559

Portfolio Turnover.
The Aasgard Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal market conditions, the Aasgard Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks of small- and medium-sized companies.  The Fund invests primarily in the common stocks of domestic small and medium capitalization companies with market capitalizations under $15 billion that the Advisor believes have strong growth potential and attractive dividend and yield opportunities.  The Fund may also invest up to 15% of its net assets in real estate investment trusts (“REITs”).

The Advisor employs a proprietary ranking system to evaluate the universe of U.S. small- and medium-sized capitalization companies.  Companies are ranked within their sectors according to the relative dividend yield, dividend growth, dividend consistency, valuation, free-cash flow, and payout ratio.  The strategy is sector neutral to the Russell 2500™ Index, which means that the Aasgard Fund’s sector weights will generally match those of the Russell 2500™ Index.  Each stock considered for purchase must have (i) a current yield of at least 1.00% and (ii) issuer’s five year projected dividend growth rate of at least 5%.  Holdings are reviewed for sale if they have fallen more than 10% since their purchase.  Stocks that have fallen in value are considered for sale, to be replaced with stocks the Advisor believes have a higher potential for gain.  This often has the additional benefit of realizing taxable losses that can be used to offset future realized gains.  The Fund’s strategy strives to reduce volatility by limiting individual positions sizes to 5% of the Fund’s total assets and by limiting single industry exposure to less than 20% of the Fund’s total assets.

Target prices are developed for each security, but the Advisor does not have a strict sell discipline.  The Advisor believes that in times of extreme market volatility, a strict sell discipline would require wholesale liquidations resulting in extremely large cash positions.  Under most circumstances, the Advisor will not hold cash positions in excess of 15% of the Aasgard Fund’s net assets in order to maintain participation in growth opportunities in the overall market but will consider cash positions in excess of this threshold under certain market or economic conditions.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Aasgard Fund.  The following risks could affect the value of your investment:

•	Management Risk – If the Advisor’s investment strategies do not produce the expected results, the value of the Aasgard Fund may decrease.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk ‑ Equity securities, such as the common stock in which the Aasgard Fund will invest, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

•
Small- and Medium-Sized Companies Risk ‑ Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Aasgard Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Growth Stock Risk ‑ Growth style companies may lose value or move out of favor.  Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Real Estate Investment Trust (REIT) Risk ‑ Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.  In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

•	New Fund Risk ‑ The Aasgard Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance
When the Aasgard Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available by calling 1-877-476-1909 or by visiting www.coldstream.com/mutual-fund-home.